Other income	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other income
9.	Other income

	2011	2010	2009

Foreign exchange gain	$46	$69	$470
Gain on disposal of property, plant and equipment	1	591	611
Government supplements	45	138	995
Other non-operating income	3	5	1
	$95	$803	$2,077

Foreign exchange gain for the year ended December 31, 2011 includes a $36,000 loss on foreign exchange forward contracts (2010 - $64,000 loss, 2009 - $357,000 loss)

Government supplements include funds received from Agriculture Canada as compensation for cost of production increases and reduced margins of the Company's farming operations in prior years, net of program participation fees and related costs. The amount received in 2011 was based on sales made in the 2008 and 2009 program years. The substantial amount received in 2009 was from the 2007 program year and the additional amount received in 2010 was due to an amendment filed for that same program year. The Company considers these payments non-recurring and are recorded as received.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars